ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

Phone: 617-951-7000

Fax: 617-951-7050

George G. Baxter 617-951-7748 George.Baxter@ropesgray.com

April 17, 2018

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the GMO Trust Prospectus (relating to one of the 31 series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 199 to the Trust’s Registration Statement under the Securities Act and Amendment 245 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 199/245”), as filed electronically with the Commission on April 16, 2018. Amendment No. 199/245 became effective on April 16, 2018.

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at 617-951-7748.

Very truly yours,

/s/ George G. Baxter IV

George G. Baxter IV

cc:	Gregory L. Pottle, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Douglas Y. Charton, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Thomas R. Hiller, Esq. Sarah Clinton, Esq.